Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
Huntington Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huntington Growth Allocation Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 78 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 78 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds (the “Underlying Funds”); with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

		For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

		Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.huntingtonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns above do not include sales load.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns above do not include sales load.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 2010 10.23% Worst Quarter Q3 2011 -13.04%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal income and capital gains tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the Fund's average annual total returns for periods ended December 31, 2011.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return Table (for the periods ended December 31, 2011)
Huntington Growth Allocation Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.69%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	1,131
5 Years	rr_ExpenseExampleYear05	1,628
10 Years	rr_ExpenseExampleYear10	2,992
2010	rr_AnnualReturn2010	10.69%
2011	rr_AnnualReturn2011	(1.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.04%)
1 Year	rr_AverageAnnualReturnYear01	(6.42%)	[3]
Since Class Inception	rr_AverageAnnualReturnSinceInception	5.24%	[3],[4]
Returns after taxes on distributions | Huntington Growth Allocation Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.73%)	[3],[5]
Since Class Inception	rr_AverageAnnualReturnSinceInception	4.91%	[3],[4],[5]
Returns after taxes on distributions and sales of Trust Shares | Huntington Growth Allocation Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.87%)	[3],[5]
Since Class Inception	rr_AverageAnnualReturnSinceInception	4.38%	[3],[4],[5]
Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) | Huntington Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[6]
Since Class Inception	rr_AverageAnnualReturnSinceInception	12.84%	[4],[6]
Growth Allocation Indices Blend (GAIB)(reflects no deduction for fees, expenses or taxes) | Huntington Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.26%	[7]
Since Class Inception	rr_AverageAnnualReturnSinceInception	11.69%	[4],[7]

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund's daily net assets through April 30, 2013. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2013, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund's Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of the Fund's daily net assets.
[3]	(with 4.75% sales charge)
[4]	Since July 31, 2009.
[5]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
[6]	The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.
[7]	The GAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor's 500 Index (80%) and the Barclays U.S. Aggregate Bond Index (20%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.